PREPAID EXPENSES - Schedule of Prepaid Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 6,722	$ 6,437
Rent	5,049	5,049
Consulting	0	31,672
Legal	0	25,000
Total prepaid expenses	$ 11,771	$ 68,158